Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Warrant reserve [member]
Statement Line Items [Line Items]
Outstanding, RSU	7,461,450
Outstanding, weighted average exercise price, RSU (in CAD per share)	$ 1.2
Outstanding, RSU	0	7,461,450
Outstanding, weighted average exercise price, RSU (in CAD per share)	$ 0	$ 1.2
Expired, warrants	(7,461,450)
Expired, weighted average exercise price, warrants (in CAD per share)	$ 1.2
Restricted share units [member]
Statement Line Items [Line Items]
Outstanding, RSU	0	0
Outstanding, weighted average exercise price, RSU (in CAD per share)	$ 0	$ 0
Granted, RSU	1,827,245	197,345
Granted, weighted average exercise price, RSU (in CAD per share)	$ 0.57	$ 0.6
Settled, RSU	(491,478)	(197,345)
Settled, weighted average exercise price, RSU (in CAD per share)	$ 0.59	$ 0.6
Forfeited, RSU	(189,687)
Forfeited, weighted average exercise price, RSU (in CAD per share)	$ 0.57
Outstanding, RSU	1,146,080	0
Outstanding, weighted average exercise price, RSU (in CAD per share)	$ 0.57	$ 0